Financial instruments - Fair values and risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Changes in equity due to decrease in risk component	€ 0	€ 0	€ 0
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Changes in profit loss due to increase in risk component	€ (63)	(63)	(38)
Changes in profit loss due to decrease in risk component	77	77	46
Changes in equity due to increase in risk component	(424)	(410)	(544)
Changes in equity due to decrease in risk component	€ 518	501	€ 677
Jet fuel risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Changes in profit loss due to increase in risk component	€ 0	0
Changes in profit loss due to decrease in risk component	0	0
Changes in equity due to increase in risk component	286	254
Changes in equity due to decrease in risk component	€ (286)	€ (254)